Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Entity Registrant Name	RAYTHEON CO/
Amendment Flag	false
Entity Central Index Key	0001047122
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-13699
Entity Tax Identification Number	95-1778500
Entity Address, Address Line One	870 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	522-3000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	RTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false